Taxes (Details) - Schedule of Provision for Income Taxes and the Provision		12 Months Ended
		Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Schedule of Provision for Income Taxes and the Provision [Abstract]
Income before income tax		$ 7,289,292	$ 933,531	$ 10,816,343	$ 27,254,343
Hong Kong income tax rate		16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate		$ 1,202,735	$ 154,033	$ 1,784,698	$ 4,496,966
Reconciling items:
Non-deductible expenses		315,498	40,405	2,110	386,813
Non-taxable income		(4,114)	(527)	(31,867)	(45,673)
Preferential tax rate	[1]	(239,160)	(30,629)	(239,160)	(239,160)
Temporary difference not recognized		10,578	1,355	20,614	25,534
Changes in valuation allowance		315,473	40,402	(86,490)	144,648
Different tax rates of subsidiaries operating in other jurisdictions		185,793	23,795	322,900	(73,126)
Under-provision in prior year				32,858
Effect of tax concession		(3,000)	(384)
Total income tax expense		$ 1,783,803	$ 228,450	$ 1,805,663	$ 4,696,002
Effective tax rate		24.00%	24.00%	17.00%	17.00%

[1]	The Group’s basic and diluted earnings per shares would have been each lower by HKD0.010 (US$0.001) per share for the years ended June 30, 2024, 2023 and 2022 without the preferential tax rate reduction, respectively.